Trade payables (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Trade And Other Payables Text Block Abstract
Schedule of Trade payables
	As of March 31, 2022 (US$)	As of March 31, 2021 (US$)
Trade payables – Others	$571,773	$647,465
Employee related payables	369,389	228,689
	$941,162	$876,154